Summary Prospectus October 1, 2010


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group



DWS STRATEGIC HIGH YIELD TAX-FREE FUND






CLASS/Ticker    A   NOTAX    B   NOTBX    C   NOTCX    INST   NOTIX    S   SHYTX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C), (800) 730-1313 (INST)
and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated October 1, 2010, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to provide a high level of income exempt from regular federal income tax.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 21) and Purchase and Redemption of Shares in the fund's SAI (p. II-16).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          B          C    INST      S
                                   ------------  ---------  ---------  ------  -----
Maximum sales charge (load) on
purchases, as % of offering price        2.75      None       None     None    None
----------------------------------       ----      --         --       ------  -----
Maximum contingent deferred sales
charge (load), as % of redemption
proceeds                             None(1)     4.00       1.00       None    None
----------------------------------   --------    ----       ----       ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                            A          B          C        INST           S
                                    ---------  ---------  ---------  ----------  ----------
Management fee                          0.51       0.51       0.51       0.51        0.51
-----------------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                            0.22       0.96       1.00      None        None
-----------------------------------     ----       ----       ----      -----       -----
Interest expense                        0.10       0.10       0.10       0.10        0.10
-----------------------------------     ----       ----       ----      -----       -----
Other expenses (includes an admin-
istrative fee)                          0.22       0.25       0.23       0.18        0.37
-----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                                1.05       1.82       1.84       0.79        0.98
-----------------------------------     ----       ----       ----      -----       -----
Less fee waiver/reimbursement           0.02       0.04       0.06       0.01        0.20
-----------------------------------     ----       ----       ----      -----       -----
NET ANNUAL FUND OPERATING
EXPENSES                                1.03       1.78       1.78       0.78        0.78
-----------------------------------     ----       ----       ----      -----       -----

(1) Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.50% if redeemed within 12 months of purchase.

The Advisor has contractually agreed through September 30, 2011 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 0.93%, 1.68%, 1.68%, 0.68% and 0.68% for Class A, Class B, Class C, Class S and Institutional Class, respectively. The agreement may only be terminated with the consent of the fund's Board and does not extend to extraordinary expenses, taxes, brokerage and interest expenses.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C    INST         S
-------  --------  --------  --------  ------  --------
1        $ 377     $ 581     $ 281     $80     $  80
--       -----     -----     -----     ---     -----
3          598       869       573     251       292
--       -----     -----     -----     ---     -----
5          837     1,181       990     438       522
--       -----     -----     -----     ---     -----
10       1,521     1,746     2,154     977     1,183
--       -----     -----     -----     ---     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C    INST         S
-------  --------  --------  --------  ------  --------
1        $ 377     $ 181     $ 181     $80     $  80
--       -----     -----     -----     ---     -----
3          598       569       573     251       292
--       -----     -----     -----     ---     -----
5          837       981       990     438       522
--       -----     -----     -----     ---     -----
10       1,521     1,746     2,154     977     1,183
--       -----     -----     -----     ---     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.

PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, but are reflected in fund performance.


Portfolio turnover rate for fiscal year 2010: 28%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets in securities issued by municipalities across the United States and in other securities whose income is free from regular federal income tax. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT).


The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest therein.


The fund normally invests at least 50% of total assets in municipal securities of the top four grades of credit quality. The fund may invest up to 50% of total assets in high yield debt securities (commonly referred to as "junk" bonds), which are those below the fourth credit grade (i.e., grade BB/Ba and below) and may include debt securities not currently paying interest and debt securities in default. Compared to investment-grade debt securities, junk bonds generally pay higher yields, have higher volatility and higher risk of default on payments of interest or principal.


MANAGEMENT PROCESS. Portfolio management looks for securities that appear to offer the best total return potential. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, and changes in supply and demand within the municipal bond market.


Although portfolio management may adjust the fund's duration (a measure of sensitivity to interest rates) over a wider range, they generally intend to keep it similar to that of the Barclays Capital Municipal Bond Index, generally between five and nine years.

--------------------------------------------------------------------------------

DERIVATIVES. The fund may use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities) for hedging, risk management or non-hedging purposes to seek to enhance potential gains. In particular, the fund may use inverse floaters, futures contracts, interest rate swaps and other over-the-counter derivatives.

--------------------------------------------------------------------------------


MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. The fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Credit risk is greater for lower-rated securities.


FOCUS RISK. To the extent that the fund focuses on investments from a single state, region or sector of the municipal securities market, its performance can be more volatile than that of a fund that invests more broadly. As an example, factors affecting a state, region or sector such as severe fiscal difficulties, an economic downturn, court rulings, increased expenditures on domestic security or reduced monetary support from the federal government could over time impair a states, region or sector's ability to repay its obligations.


MARKET RISK. Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in that market. Developments in a particular class of debt securities or the stock market could also adversely affect the fund by reducing the relative attractiveness of debt securities as an investment. Also, to the extent that the fund emphasizes debt securities from any given state or region, it could be hurt if that state or region does not do well.


INVERSE FLOATING RATE SECURITIES RISK. The interest payment received on inverse floating rate securities ("inverse floaters") generally will decrease when short term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.



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                                          DWS Strategic High Yield Tax-Free Fund


                                              SUMMARY PROSPECTUS October 1, 2010

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of municipalities, industries, companies, economic trends, the relative attractiveness of different securities or other matters.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


For Class A, B and C shares, performance prior to its inception date is based on the historical performance of the fund's original share class (Class S), each adjusted to reflect the higher expenses of the relevant share class.


CALENDAR YEAR TOTAL RETURNS (%) (Class S)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.


[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]


  9.07    5.44      9.12      6.28      4.94      5.52       6.08     2.71       -21.85     35.69
  2000    2001      2002      2003      2004      2005      2006       2007     2008        2009




Best Quarter: 13.57%, Q3 2009       Worst Quarter: -15.52%, Q4 2008
Year-to-Date as of 6/30/10: 3.65%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2009 expressed as a %)

These returns include sales charges, if any. Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Class S and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Performance of Class B shares does not assume the conversion to Class A shares after six years.



                                CLASS           1          5         10       SINCE
                            INCEPTION        YEAR      YEARS      YEARS   INCEPTION
                          -----------  ----------  ---------  ---------  ----------
CLASS A before tax        5/01/2000        31.68       3.24       5.05         -
------------------------- ---------        -----       ----       ----         -
CLASS B before tax        5/01/2000        31.40       2.85       4.53         -
------------------------- ---------        -----       ----       ----         -
CLASS C before tax        5/01/2000        34.39       3.04       4.55         -
------------------------- ---------        -----       ----       ----         -
INST CLASS before tax     8/19/2002        35.90       4.10                  4.65
------------------------- ---------        -----       ----       ----       ----
CLASS S before tax        1/22/1987        35.69       4.05       5.49         -
------------------------- ---------        -----       ----       ----       ----
  After tax on
  distributions                            35.69       4.04       5.49         -
  After tax on distribu-
  tions, with sale                         25.56       4.20       5.50         -
------------------------- ---------        -----       ----       ----       ----
BARCLAYS CAPITAL
MUNICIPAL BOND
INDEX                                      12.91       4.32       5.75         -
------------------------- ---------        -----       ----       ----       ----
Since INST Class
inception                                     -          -          -        4.58
------------------------- ---------        -----       ----       ----       ----

INST Class index comparison began on 8/31/2002.


MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

PHILIP G. CONDON, MANAGING DIRECTOR. Lead Portfolio Manager of the fund. Joined the fund in 1987.


REBECCA L. FLINN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 1998.


A. GENE CAPONI, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2009.



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                                          DWS Strategic High Yield Tax-Free Fund


                                              SUMMARY PROSPECTUS October 1, 2010

PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.


TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's income dividends are declared daily and paid monthly, and are generally exempt from regular federal income tax. Capital gains are expected to be paid annually. A portion of the fund's dividends may be subject to federal income tax, including the federal alternative minimum tax.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


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                                          DWS Strategic High Yield Tax-Free Fund
                                  SUMMARY PROSPECTUS October 1, 2010 DSHYTFF-SUM